Loans and liquidity investments (Tables)	12 Months Ended
Dec. 31, 2022
Loans and liquidity investments.
Schedule of loans and liquidity investments

	Dec 31,	Dec 31,
Skr mn	2022	2021
Loans:
Loans in the form of interest--bearing securities	54,257	46,578
Loans to credit institutions	22,145	20,775
Loans to the public	207,737	180,288
Less:
Cash collateral under the security agreements for derivative contracts[1]	-10,691	-10,417
Total lending portfolio	273,448	237,224

Liquidity investments:
Cash and cash equivalents	4,060	11,128
Treasuries/government bonds	15,048	10,872
Other interest-bearing securities except loans	57,144	45,881
Total liquidity investments	76,252	67,881
of which issued by public authorities	19,014	16,584

Schedule of difference between book value amount and amount contractually required to be paid at maturity for interest-bearing securities not carried at fair value

Skr mn	2022	2021
Sum of amounts exceeding nominal	87	243
Sum of amounts falling below nominal	-479	-9

Schedule of volume development, lending

			of which the
			CIRR-system
Skr mn	2022	2021	2022	2021
Offers of long-term loans accepted	133,181	76,988	29,481	11,797
Undisbursed loans at year-end	75,369	53,871	56,265	39,084
Loans outstanding at year-end[1]	273,448	237,224	94,241	87,872
1	Including concessionary loans in the amount of Skr 361 million (year-end 2021: Skr 315 million).

Schedule of outstanding loans as per business area

Outstanding loans as per business area

			of which the CIRR-system
	Dec 31,	Dec 31,	Dec 31,	Dec 31,
Skr mn	2022	2021	2022	2021
Lending to Swedish exporters	128,399	109,281	—	—
Lending to exporters’ customers	145,049	127,943	94,241	87,872
Total lending portfolio[1]	273,448	237,224	94,241	87,872
1	Including concessionary loans in the amount of Skr 361 million (year-end 2021: Skr 315 million).